Stock-Based Compensation - Performance Period (Details) - CouponFollow Incentive Plan - USD ($) $ in Thousands, shares in Millions	Sep. 06, 2023	Mar. 01, 2023	Mar. 04, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA		$ 3,300	$ 10,000
Total Maximum Payment per Performance Period			$ 31,250
Amounts earned payable period			60 days
Incentive plan for eligible recipients total			$ 31,250
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			10,000
Total Maximum Payment per Performance Period	$ 31,300	$ 1,700	35,000
Issuance of common stock in connection with the acquisition of business (in shares)		0.4
Incentive plan for eligible recipients total	$ 31,300	$ 1,700	35,000
Tier 1 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			8,500
Tier 2 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			6,375
Tier 3 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			6,375
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			3,333
Total Maximum Payment per Performance Period			3,333
Incentive plan for eligible recipients total			3,333
Tranche One | Tier 1 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			0
Tranche One | Tier 2 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			0
Tranche One | Tier 3 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			0
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			3,333
Total Maximum Payment per Performance Period			6,166
Incentive plan for eligible recipients total			6,166
Tranche Two | Tier 1 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			2,833
Tranche Two | Tier 2 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			0
Tranche Two | Tier 3 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			0
Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			3,334
Total Maximum Payment per Performance Period			9,354
Incentive plan for eligible recipients total			9,354
Tranche Three | Tier 1 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			2,833
Tranche Three | Tier 2 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			3,187
Tranche Three | Tier 3 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			0
Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			0
Total Maximum Payment per Performance Period			12,397
Incentive plan for eligible recipients total			12,397
Tranche Four | Tier 1 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			2,834
Tranche Four | Tier 2 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			3,188
Tranche Four | Tier 3 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			$ 6,375